Capital stock	9 Months Ended
May 31, 2024
Capital stock.
Capital stock

17. Capital stock

Authorized

Voting Common Shares – Series Founder, Series Investor 1, Series Investor 2, voting and participating

Non-Voting Common Shares, non-voting

Preferred Shares, without par value, non-cumulative annual dividend, redeemable at their issue price, non- participating, non-voting

Issued

	As at	As at
	May 31,	August 31,
	2024	2023
	$	$
12,375,576 Voting Common Shares [August 31, 2023 – 11,172,800]	52,494,758	50,395,717

During the three-month and nine-month periods ended May 31, 2024, the Company issued a total of 256,403 and 676,575 Voting Common Shares, respectively, to third parties in exchange for marketing and management consulting services provided to the Company valued at $205,666 and $968,024, respectively. For such transactions, the value of the services was paid for with shares, the number of shares being determined by dividing the value of the services provided by the price of the shares on the stock exchange at time of their issuance.

During the nine-month period ended May 31, 2024, the Company issued 372,870 Voting Common Shares and warrants to purchase Voting Common Shares, as part of the financing rounds for a total cash consideration price of $1,781,194, net of transaction costs of $246,298. During the nine-month period ended May 31, 2024, the warrants issued are to purchase 372,870 Voting Common Shares of the Company for a period of three years from the issuance date at an exercise price at U.S. $4.05 [note 15].

During the three-month period ended May 31, 2024, the Company issued a total of 20,952 Voting Common Shares upon the conversion of 22 Series A Convertible Preferred Shares [note 15]. During the nine-month period ended May 31, 2024, the Company issued a total of 153,332 Voting Common Shares upon the conversion of 161 Series A Convertible Preferred Shares [note 15].